SCHEDULE OF COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 6,807	$ 3,487	[1]	$ 7,959	[1]
Payroll and related expenses [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	1,812	1,583		1,412
Share Based Compensation [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	315
Subcontractor and outsourced work [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	135	3		116
Materials and components consumed [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	3,675	1,566		5,701
Depreciation [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	321	117		118
SmartCart maintenance [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	514	41		429
Other [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 35	$ 177		$ 183

[1]	Reclassified due to discontinued operations (note 32).